Income Taxes - Summary of Deferred Tax Assets And Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	₩ 191,037	₩ 37,118	₩ (444,185)
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	2,391,716	2,337,799
Liabilities	(2,726,768)	(2,823,821)
Net	(335,052)	(486,022)
Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	303,749	345,008
Liabilities	(95,553)	(34,141)
Net	208,196	310,867
Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	3,282,213	3,177,551
Liabilities	(3,091,176)	(3,140,433)
Net	191,037	37,118
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	143,358	147,224	153,136
Allowance for credit losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	143,526	147,243
Liabilities	(168)	(19)
Net	143,358	147,224
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	30,908	32,236	22,211
Property, plant and equipment depreciation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	97,713	84,890
Liabilities	(66,805)	(52,654)
Net	30,908	32,236
Share of profit or loss of equity - accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	224,566	219,431	119,114
Share of profit or loss of equity - accounted investees [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	294,505	281,049
Liabilities	(69,939)	(61,618)
Net	224,566	219,431
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	22,983	11,542	9,445
Allowance for inventories valuation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	22,983	11,542
Liabilities	0
Net	22,983	11,542
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(1,603,383)	(1,733,999)	(1,818,461)
Property, plant and equipment revaluation [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0
Liabilities	(1,603,383)	(1,733,999)
Net	(1,603,383)	(1,733,999)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	19,530	19,831	15,212
Prepaid expenses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	19,604	19,859
Liabilities	(74)	(28)
Net	19,530	19,831
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	453,669	383,503	137,326
Property, plant and equipment impairment loss [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	453,669	383,503
Liabilities	0	0
Net	453,669	383,503
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(1,105)	(51,645)	7,036
Gain or loss on foreign currency [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	87,947	101,244
Liabilities	(89,052)	(152,889)
Net	(1,105)	(51,645)
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(148,341)	(121,820)	(95,683)
Defined benefit liabilities [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	459,074	478,144
Liabilities	(607,415)	(599,964)
Net	(148,341)	(121,820)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	10,190	17,605	7,303
Provision for construction losses [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	10,190	17,605
Liabilities	0
Net	10,190	17,605
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	74,360	63,515	61,801
Provision for construction warranty [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	74,360	63,515
Liabilities	0
Net	74,360	63,515
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	(50,452)	(41,176)	(30,816)
Accrued income [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	0
Liabilities	(50,452)	(41,176)
Net	(50,452)	(41,176)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	118,149	108,598	112,555
Impairment loss on AFS [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	118,149	108,598
Liabilities	0
Net	118,149	108,598
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	69,408	69,408	69,408
Difference in acquisition costs of treasury shares [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	69,408	69,408
Liabilities	0
Net	69,408	69,408
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	301,108	389,725	260,863
Other [member] | Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	540,588	571,199
Liabilities	(239,480)	(181,474)
Net	301,108	389,725
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	73,459	156,991	130,141
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	143,956	167,070
Liabilities	(70,497)	(10,079)
Net	73,459	156,991
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	134,737	153,876	168,021
Other deferred income taxes recognized directly to equity [member] | Deferred Income Tax Due to Temporary Difference [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	159,793	177,938
Liabilities	(25,056)	(24,062)
Net	134,737	153,876
Tax credit carry-forward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	72,864	72,406	91,839
Tax credit carry-forward and others [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	72,864	72,406
Liabilities	0
Net	72,864	72,406
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net	245,029	139,867	₩ 135,364
Investments in subsidiaries, associates and joint ventures [member] | Deferred Tax From Tax Credit [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	513,884	422,338
Liabilities	(268,855)	(282,471)
Net	₩ 245,029	₩ 139,867